Long-term Debt - Narrative (Details)						1 Months Ended		12 Months Ended
	Jan. 11, 2016 USD ($) shares	Oct. 03, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 30, 2013 USD ($)	Dec. 30, 2013 USD ($)	Dec. 31, 2014 USD ($)	Jan. 31, 2007 USD ($)	Sep. 30, 2015	Dec. 31, 2015 USD ($) agreement	Jul. 31, 2014
Principal maturities of long-term debt by type of debt
Number of debt agreements with specific financial targets or ratios | agreement									0
Corporate Joint Venture
Principal maturities of long-term debt by type of debt
Ownership percentage - SpringCastle									47.00%	47.00%
Senior Notes Issued in May 2013
Principal maturities of long-term debt by type of debt
Long term debt						$ 700,000,000			$ 700,000,000
Interest rates (as a percent)						5.25%
Junior Subordinated Debt | Springleaf Finance Corporation
Principal maturities of long-term debt by type of debt
Long term debt							$ 350,000,000
Term of debt							60 years
Average fixed charge ratio								0.94
Trailing period used to calculate fixed charge ratio								12 months
Junior Subordinated Debt | Springleaf Finance Corporation | Subsequent Event [Member]
Principal maturities of long-term debt by type of debt
Debt Instrument, Convertible, Number of Equity Instruments | shares	1
Common stock issued for deferred interest payment	$ 11,000,000
Junior Subordinated Debt | Springleaf Finance Corporation | Minimum [Member]
Principal maturities of long-term debt by type of debt
Tangible equity to tangible managed assets (as a percent)							5.50%
Average fixed charge ratio							1.1
Secured Term Loan | Springleaf Financial Funding Company
Principal maturities of long-term debt by type of debt
Repayments of debt			$ 750,000,000
Guaranty Agreements | Senior debt | OneMain Financial Holdings, Inc. [Member]
Principal maturities of long-term debt by type of debt
Long term debt				$ 5,200,000,000	$ 5,200,000,000				4,200,000,000
Guaranty Agreements | 8.250% Senior Notes due 2023 | OneMain Financial Holdings, Inc. [Member]
Principal maturities of long-term debt by type of debt
Interest rates (as a percent)				8.25%	8.25%
Guaranty Agreements | 7.750% Senior Notes due 2021 | OneMain Financial Holdings, Inc. [Member]
Principal maturities of long-term debt by type of debt
Interest rates (as a percent)				7.75%	7.75%
Guaranty Agreements | 6.00% Senior Notes due 2020 | OneMain Financial Holdings, Inc. [Member]
Principal maturities of long-term debt by type of debt
Interest rates (as a percent)				6.00%	6.00%
Guaranty Agreements | Junior Subordinated Debt | OneMain Financial Holdings, Inc. [Member]
Principal maturities of long-term debt by type of debt
Long term debt				$ 350,000,000	$ 350,000,000				350,000,000
Term of debt				60 years	60 years
Guaranty Agreements | Senior Notes 1999 Indenture | OneMain Financial Holdings, Inc. [Member]
Principal maturities of long-term debt by type of debt
Long term debt									$ 2,300,000,000
Senior Notes Issued in May 2013 | Medium Term Notes
Principal maturities of long-term debt by type of debt
Gain (loss) on extinguishment of debt						$ 17,000,000
6.50 % Medium Term Notes due 2017 | Medium Term Notes
Principal maturities of long-term debt by type of debt
Interest rates (as a percent)						6.50%
Debt repurchased						$ 23,000,000
6.90 % Medium Term Notes due 2017 | Medium Term Notes
Principal maturities of long-term debt by type of debt
Interest rates (as a percent)						6.90%
Debt repurchased						$ 66,000,000
SpringCastle Funding Asset-backed Notes 2013-A [Member] | Corporate Joint Venture
Principal maturities of long-term debt by type of debt
Gain (loss) on extinguishment of debt		$ 21,000,000
Beneficial Owners of Debt | Senior Notes Issued in May 2013 | Medium Term Notes
Principal maturities of long-term debt by type of debt
Capitalized debt modification expense						57,000,000
Gain (loss) on extinguishment of debt						20,000,000
Beneficial Owners of Debt | 6.50 % Medium Term Notes due 2017 | Medium Term Notes
Principal maturities of long-term debt by type of debt
Debt repurchased						9,000,000
Beneficial Owners of Debt | 6.90 % Medium Term Notes due 2017 | Medium Term Notes
Principal maturities of long-term debt by type of debt
Debt repurchased						$ 361,000,000